Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 1,198	$ 1,035	$ (224)	$ 2,233	$ 790
Total comprehensive income
Total other comprehensive income	3,034	1,622	494	4,656	(689)
Total other comprehensive income that may be reclassified to the income statement, net of tax	3,175	1,356	247	4,531	(972)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(142)	266	247	125	283
Total comprehensive income	4,231	2,657	271	6,889	101
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1,192	1,028	(264)	2,220	742
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	4,433	1,307	(109)	5,740	(1,673)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(1,819)	(511)	78	(2,330)	886
Foreign currency translation differences on foreign operations reclassified to the income statement	(1)	0	2	(1)	2
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	0	0	0	0	1
Income tax relating to foreign currency translations, including the effect of net investment hedges	(3)	(2)	2	(5)	14
Subtotal foreign currency translation, net of tax	2,610	794	(27)	3,404	(771)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(4)	(3)	0	(7)	(1)
Net realized (gains) / losses reclassified to the income statement from equity	0	0	0	0	0
Income tax relating to net unrealized gains / (losses)	0	0	0	0	0
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	(4)	(3)	0	(7)	(1)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	398	349	(335)	746	(1,411)
Net (gains) / losses reclassified to the income statement from equity	296	322	626	617	1,119
Income tax relating to cash flow hedges	(131)	(125)	2	(256)	119
Subtotal cash flow hedges, net of tax	562	545	294	1,107	(173)
Cost of hedging
Cost of hedging, before tax	7	20	(20)	27	(26)
Income tax relating to cost of hedging	0	0	0	0	0
Subtotal cost of hedging, net of tax	7	20	(20)	27	(26)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(7)	18	42	11	77
Income tax relating to defined benefit plans	(9)	0	0	(9)	(8)
Subtotal defined benefit plans, net of tax	(16)	19	41	3	69
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(140)	233	228	94	247
Income tax relating to own credit on financial liabilities designated at fair value	2	(1)	(2)	1	(2)
Subtotal own credit on financial liabilities designated at fair value, net of tax	(138)	233	226	95	245
Total comprehensive income
Total other comprehensive income	3,021	1,607	514	4,628	(657)
Total other comprehensive income that may be reclassified to the income statement, net of tax	3,175	1,356	247	4,531	(972)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(154)	251	267	97	314
Total comprehensive income	4,213	2,635	251	6,848	85
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	6	7	40	13	48
Total comprehensive income
Total other comprehensive income that will not be reclassified to the income statement, net of tax	13	15	(20)	28	(31)
Total comprehensive income	$ 18	$ 22	$ 20	$ 41	$ 17